Financial Instruments - Schedule of Fair Value of the Company’s Financial Instruments and Non-financial Derivatives (Details) - Financial instruments, class [member] - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Amortized costs
Cash and cash equivalents	[1]	$ 925,794	$ 3,296,554
Trade and other receivables	[1]	13,580,707	11,631,118
Fair value through profit or loss
Cash and cash equivalents	[2]	1,004,117	2,093,374
Total financial assets		15,510,618	17,021,046
Financial Liabilities
Trade and other payables	[1]	5,900,773	12,662,290
Financial debts	[3]	21,737,947	14,259,391
Lease liabilities	[1]	347,832	421,887
Warrant liabilities	[2]	282,194	555,500
Total financial liabilities		28,268,746	27,899,068
Net financial (liability)		$ (12,758,128)	$ (10,878,022)

[1]	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
[2]	Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the period-end (level 1).
[3]	The fair value of the Company’s long-term debt is based on secondary market indicators, categorized in level 2 of the fair value hierarchy. As of June 30, and December 31, 2024 the fair value equivalent to an amount of $9,562,041 and $14,997,044 respectively.